Document and Entity Information	12 Months Ended
Jan. 31, 2013
Document and Entity Information:
Entity Registrant Name	RED METAL RESOURCES, LTD.
Document Type	S-1
Document Period End Date	Jan. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001358654
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	17,956,969
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY